FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

First Horizon Growth & Income Portfolio

First Horizon Capital Appreciation Portfolio

SUPPLEMENT DATED JULY 16, 2003
TO THE APRIL 30, 2003

STATEMENT OF ADDITIONAL INFORMATION

This supplement provides new information beyond that contained in the Statement of Additional Information (“SAI”), and should be read in conjunction with such SAI.

The following sentence shall be inserted after the third sentence of the first paragraph under the section entitled “Valuation of Portfolio Securities” on page 15 of the SAI:

Securities listed on NASDAQ will be priced by using the NASDAQ Official Closing Price.